Our capital and liquidity - Maturity analysis for non-derivative financial liabilities and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-derivative financial liabilities
Trade and other financial payables	$ (6,202)	$ (6,394)
Expected lease liability payments	(1,686)	(1,514)
Borrowings before swaps	(13,258)	(11,590)
Expected future interest payments	(8,626)	(5,880)
Other financial liabilities	(4)	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(411)	(253)
– gross inflows	1,269	1,241
– gross outflows	(1,597)	(1,661)
Derivatives not related to net debt – net settled	(308)	(344)
– gross inflows	499	71
– gross outflows	(501)	(71)
Total	(30,825)	(26,395)
Due within 1 year
Non-derivative financial liabilities
Trade and other financial payables	(5,769)	(5,971)
Expected lease liability payments	(385)	(329)
Borrowings before swaps	(845)	(937)
Expected future interest payments	(803)	(668)
Other financial liabilities	(4)	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(161)	(92)
– gross inflows	502	37
– gross outflows	(620)	(69)
Derivatives not related to net debt – net settled	(76)	(78)
– gross inflows	499	71
– gross outflows	(501)	(71)
Total	(8,163)	(8,107)
Between 1 and 2 years
Non-derivative financial liabilities
Trade and other financial payables	(57)	(37)
Expected lease liability payments	(285)	(235)
Borrowings before swaps	(17)	(1,425)
Expected future interest payments	(781)	(603)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(87)	(106)
– gross inflows	26	481
– gross outflows	(34)	(615)
Derivatives not related to net debt – net settled	(54)	(60)
– gross inflows	0	0
– gross outflows	0	0
Total	(1,289)	(2,600)
Between 2 and 5 years
Non-derivative financial liabilities
Trade and other financial payables	(68)	(57)
Expected lease liability payments	(442)	(344)
Borrowings before swaps	(2,385)	(1,839)
Expected future interest payments	(2,156)	(1,468)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(163)	(47)
– gross inflows	77	72
– gross outflows	(102)	(102)
Derivatives not related to net debt – net settled	(124)	(129)
– gross inflows	0	0
– gross outflows	0	0
Total	(5,363)	(3,914)
Later than five years
Non-derivative financial liabilities
Trade and other financial payables	(308)	(329)
Expected lease liability payments	(574)	(606)
Borrowings before swaps	(10,011)	(7,389)
Expected future interest payments	(4,886)	(3,141)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	0	(8)
– gross inflows	664	651
– gross outflows	(841)	(875)
Derivatives not related to net debt – net settled	(54)	(77)
– gross inflows	0	0
– gross outflows	0	0
Total	$ (16,010)	$ (11,774)